Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) ParkingSpace	Dec. 31, 2020 USD ($)
Leases [Line Items]
Lessee, lease term description	12 months or less
Number of car parking spaces | ParkingSpace	5
Lease term	12 months
Rental income recognised	$ 13,000	$ 4,000
Buildings | Bottom Of Range [Member]
Leases [Line Items]
Lessee, lease terms	2 years
Buildings | Top of Range
Leases [Line Items]
Lessee, lease terms	10 years
Land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0